Financial instruments - Notional, average contract rates and maturities (Details) € in Thousands, £ in Thousands, kr in Thousands, $ in Thousands, $ in Thousands	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2020 EUR (€)	Sep. 30, 2020 SEK (kr)	Sep. 30, 2020 GBP (£)	Sep. 30, 2019 CAD ($)
USD/INR
Disclosure of detailed information about hedges [line items]
Notional amount	$ 146,778
USD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	7530.00%	7530.00%	7530.00%	7530.00%	7530.00%
USD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	8089.00%	8089.00%	8089.00%	8089.00%	8089.00%
CAD/INR
Disclosure of detailed information about hedges [line items]
Notional amount		$ 2,488,942
CAD/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	5794.00%	5794.00%	5794.00%	5794.00%	5794.00%
CAD/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	6159.00%	6159.00%	6159.00%	6159.00%	6159.00%
EUR/INR
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 107,190
EUR/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9192.00%	9192.00%	9192.00%	9192.00%	9192.00%
EUR/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	9577.00%	9577.00%	9577.00%	9577.00%	9577.00%
GBP/INR
Disclosure of detailed information about hedges [line items]
Notional amount | £					£ 86,833
GBP/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10026.00%	10026.00%	10026.00%	10026.00%	10026.00%
GBP/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	10518.00%	10518.00%	10518.00%	10518.00%	10518.00%
SEK/INR
Disclosure of detailed information about hedges [line items]
Notional amount | kr				kr 248,637
SEK/INR | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	861.00%	861.00%	861.00%	861.00%	861.00%
SEK/INR | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	879.00%	879.00%	879.00%	879.00%	879.00%
EUR/GBP
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 39,291
EUR/GBP | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	90.00%	90.00%	90.00%	90.00%	90.00%
EUR/GBP | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	90.00%	90.00%	90.00%	90.00%	90.00%
EUR/MAD
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 47,010
EUR/MAD | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1160.00%	1160.00%	1160.00%	1160.00%	1160.00%
EUR/MAD | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1146.00%	1146.00%	1146.00%	1146.00%	1146.00%
EUR/CZK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 27,456
EUR/CZK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	2609.00%	2609.00%	2609.00%	2609.00%	2609.00%
EUR/CZK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	2669.00%	2669.00%	2669.00%	2669.00%	2669.00%
EUR/SEK
Disclosure of detailed information about hedges [line items]
Notional amount | €			€ 30,773
EUR/SEK | Less than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1045.00%	1045.00%	1045.00%	1045.00%	1045.00%
EUR/SEK | More than one year
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	1070.00%	1070.00%	1070.00%	1070.00%	1070.00%
Others
Disclosure of detailed information about hedges [line items]
Notional amount		$ 74,054
At fair value
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		18,308				$ 47,186
At fair value | USD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		2,473				1,498
At fair value | CAD/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		6,196				11,687
At fair value | EUR/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		4,731				14,985
At fair value | GBP/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		4,522				11,929
At fair value | SEK/INR
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		477				3,945
At fair value | EUR/GBP
Disclosure of detailed information about hedges [line items]
Hedged item, liabilities		(1,210)				(311)
At fair value | EUR/MAD
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		2,534				4,416
At fair value | EUR/CZK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						243
Hedged item, liabilities		(1,039)
At fair value | EUR/SEK
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets		120
Hedged item, liabilities						(1,828)
At fair value | Others
Disclosure of detailed information about hedges [line items]
Hedging instrument, assets						$ 622
Hedged item, liabilities		$ (496)